American Beacon Advisors, Inc.
4151 Amon Carter Blvd. MD 2450
Fort Worth, TX 76155

December 30, 2014

VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  American Beacon Funds
     1933 Act File No. 033-11387
     1940 Act File No. 811-04984

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Funds (the "Registrant") hereby certifies (a) that the form of Statement of Additional Information used with respect to the American Beacon Zebra Global Equity Fund, American Beacon Zebra Small Cap Equity Fund, American Beacon SiM High Yield Opportunities Fund, and American Beacon The London Company Income Equity Fund of the Registrant does not differ from that contained in Amendment No. 210 to the Registrant's Registration Statement, and (b) that Amendment No. 210 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/Rosemary Behan
   Rosemary Behan
           Chief Legal Officer

cc:   Kathy Ingber, Esq.
          K&L Gates LLP